Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 201,376,000
Total Fee Amount	27,810.03
Total Offset Amount	0
Net Fee	$ 27,810.03
Offset Table N/A	N/A